Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 71,210,000	Taxes	CANADA	MANITOBA	Provincial Government of Manitoba	Manitoba
#: 2
	1,080,000	Fees	CANADA	MANITOBA	Provincial Government of Manitoba	Manitoba
#: 3
	2,030,000	Taxes	CANADA	MANITOBA	Town of Snow Lake	Manitoba
#: 4
	2,800,000	Taxes	CANADA	MANITOBA	City of Flin Flon	Manitoba
#: 5
	1,140,000	Taxes	CANADA	SASKATCHEWAN	Town of Crieghton	Manitoba
#: 6
	250,000	Fees	CANADA	SASKATCHEWAN	Provincial Government of Saskatchewan	Manitoba
#: 7
	110,000	Fees	CANADA	MANITOBA	Kiciwapa Cree Nation	Manitoba
#: 8
	100,000	Fees	CANADA	MANITOBA	Mosakahiken Cree Nation	Manitoba
#: 9
	530,000	Fees	CANADA	BRITISH COLUMBIA	Provincial Government of British Columbia	British Columbia
#: 10
	510,000	Taxes	CANADA	BRITISH COLUMBIA	Town of Princeton	British Columbia
#: 11
	200,000	Royalties	CANADA	BRITISH COLUMBIA	Lower Similkameen Indian Band	British Columbia
#: 12
	200,000	Royalties	CANADA	BRITISH COLUMBIA	Upper Similkameen Indian Band	British Columbia
#: 13
	163,560,000	Taxes	PERU		Government of Peru	Constancia
#: 14
	27,460,000	Royalties	PERU		Government of Peru	Constancia
#: 15
	4,310,000	Fees	PERU		Government of Peru	Constancia
#: 16
	290,000	Infrastructure	PERU		Government of Peru	Constancia
#: 17
	1,250,000	Infrastructure	PERU		Municipal District of Velille	Constancia
#: 18
	380,000	Infrastructure	PERU		Municipal District of Livitaca	Constancia
#: 19
	270,000	Infrastructure	PERU		Municipal District of Quinota	Constancia
#: 20
	180,000	Infrastructure	PERU		Municipal District of Coporaque	Constancia
#: 21
	120,000	Infrastructure	PERU		Municipal District of Condoroma	Constancia
#: 22
	600,000	Infrastructure	PERU		Municipal District of Santo Tomas	Constancia
#: 23
	2,260,000	Infrastructure	PERU		Municipal District of Chamaca	Constancia
#: 24
	90,000	Fees	PERU		Municipal District of Torata	Constancia
#: 25
	90,000	Infrastructure	PERU		Provincial municipality of Chumbivilcas	Constancia
#: 26
	1,020,000	Infrastructure	PERU		Cusco Regional Government	Constancia
#: 27
	880,000	Fees	UNITED STATES		Governement of the United States of America	Copper World
#: 28
	$ 400,000	Fees	UNITED STATES	ARIZONA	Arizona State Government	Copper World